Trade Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade Receivables
13.	TRADE RECEIVABLES

	2021		2020		2019
	Non-current	Current	Non-current	Current	Non-current	Current

Accounts receivable and related parties (1) (2)	14,151	4,336	17,392	118,665	15,325	124,657
Provision for doubtful trade receivables	(9,788)	(10,432)	(8,861)	(10,519)	—	(6,580)

	4,363	133,904	8,531	108,146	15,325	118,077

(1)	See Note 36 for information about related parties.
(2)	See Note 24 for information about credits for contracts included in trade receivables.
Set forth below is the evolution of the provision for doubtful trade receivables as of December 31, 2021, 2020 and 2019:

	2021			2020			2019
	Non-current		Current	Non-current		Current	Non-current	Current

Balance at beginning of year	8,861		10,519	—		6,580	—	2,776
Increases charged to expenses	927		3,918	2,228		10,818	—	3,891
Decreases charged to income	—		(1,857)	—		(729)	—	(707)
Applications due to utilization	—		(2,424)	—		—	—	(112)
Reclassifications and other movements	—		—	6,633		(6,633)	—	(12)
Net exchange and translation differences	—		674	—		715	—	847
Result from net monetary position (1)	—		(398)	—		(232)	—	(103)

Balance at the end of year	9,788	(2)	10,432	8,861	(2)	10,519	—	6,580

(1)
Includes adjustment for inflation of opening balances of the provision for doubtful trade receivables in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(2)	It includes 8,861 corresponding to credits with natural gas distributors for the accumulated daily differences pursuant to Decree No. 1,053/2018. See Note 35.c.1).